Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Investment securities:
Debt instruments at amortized cost	¥ 290,051	¥ 235,567
Loans and advances	116,285,384	111,891,134
Deposits:
Borrowings	16,060,190	15,371,801
Debt securities in issue	13,725,816	11,984,994
Carrying value [member]
Investment securities:
Debt instruments at amortized cost	290,051	235,567
Loans and advances	116,285,384	111,891,134
Other financial assets	8,063,908	5,360,634
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	125,399,091	123,181,105
Other deposits	52,722,107	49,746,705
Borrowings	15,635,111	14,954,804
Debt securities in issue	13,725,816	11,984,994
Other financial liabilities	12,105,474	8,522,212
Not carried at fair value [member]
Investment securities:
Debt instruments at amortized cost	288,504	235,541
Loans and advances	118,381,677	114,154,110
Other financial assets	8,061,023	5,357,987
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	125,412,459	123,009,507
Other deposits	52,740,173	49,607,234
Borrowings	15,546,303	14,876,449
Debt securities in issue	13,631,362	11,828,910
Other financial liabilities	¥ 12,105,317	¥ 8,522,110